N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments March 31, 2016 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (95.6%)

Consumer Discretionary (28.7%)
AMC Networks Inc 5.000% 04/01/24	$80,000	$80,300
AMC Entertainment Inc 5.750% 06/15/25	85,000	86,912
Allegion US Holdings Co 5.750% 10/01/21	30,000	31,425
Altice SA - 144A 7.750% 05/15/22	200,000	196,816
American Axle & MFG Inc 6.625% 10/15/22	80,000	83,000
BC Mountain LLC - 144A 7.000% 02/01/21	30,000	24,300
Boyd Gaming Corp - 144a 6.375% 04/01/26	50,000	51,875
CCO Holdings LLC/Cap Corp 6.500% 04/30/21	75,000	77,663
CCO Holdings LLC/CAP Corp 7.375% 06/01/20	15,000	15,609
CCO Holdings LLC/Cap Corp - 144A 5.125% 05/01/23	75,000	76,312
CCO Holdings LLC/Cap Corp - 144A 5.375% 05/01/25	60,000	61,050
CCO Holdings LLC/Cap Corp - 144A 5.875% 04/01/24	185,000	193,787
(4)(5)Caesars Entertainment 8.500% 02/15/20	155,000	131,364
(4)(5)Caesars Operating Escrow 9.000% 02/15/20	320,000	272,000
(4)(5)Caesars Entertainment 9.000% 02/15/20	35,000	29,663
CCOH Safari LLC-144A 5.750% 02/15/26	55,000	56,925
(1)Chinos Intermediate Holdings - 144A 7.750% 05/01/19	50,000	24,625
Cinemark USA Inc 4.875% 06/01/23	45,000	45,380
Cinemark USA Inc - 144A 4.875% 06/01/23	40,000	40,338
Claires Stores Inc 8.875% 03/15/19	75,000	20,250
Claire's Stores Inc - 144A 9.000% 03/15/19	160,000	114,000
iHeartCommunications Inc 9.000% 03/01/21	135,000	93,994
Clear Channel Worldwide 7.625% 03/15/20	50,000	42,750
Clear Channel Worldwide 7.625% 03/15/20	165,000	151,387
Clear Channel Worldwide 6.500% 11/15/22	95,000	90,487
*Clear Channel Worldwide 6.500% 11/15/22	330,000	328,350
Dana Holding Corp 6.750% 02/15/21	30,000	30,825
Dana Holding Corp 6.000% 09/15/23	125,000	123,125
Dana Holding Corp 5.500% 12/15/24	25,000	23,625
Dish DBS Corp 6.750% 06/01/21	135,000	139,387
*Dish DBS Corp 5.875% 07/15/22	205,000	194,237
Dish DBS Corp 5.000% 03/15/23	135,000	119,137
Dish DBS Corp 5.875% 11/15/24	145,000	133,037
Dreamworks Animation SKG - 144A 6.875% 08/15/20	115,000	116,150
Tegna Inc - 144A 4.875% 09/15/21	15,000	15,450
Tegna Inc - 144A 5.500% 09/15/24	50,000	51,500
General Motors Co 4.875% 10/02/23	170,000	178,141
General Motors Finl Co 4.250% 05/15/23	35,000	35,197
General Motors Finl Co 3.450% 04/10/22	10,000	9,819
Goodyear Tire & Rubber Corp 8.750% 08/15/20	45,000	52,762
Goodyear Tire & Rubber 5.125% 11/15/23	35,000	35,787
Gymboree Corp 9.125% 12/01/18	85,000	28,050
HD Supply Inc 11.500% 07/15/20	75,000	83,203
HD Supply,Inc CMT - 144A 5.250% 12/15/21	40,000	42,000
#HD Supply Inc - 144A 5.750% 04/15/24	55,000	56,513
(4)(5)Harrahs Operating Co Inc 11.250% 06/01/17	160,000	134,600
Hilton Worldwide Finance 5.625% 10/15/21	35,000	36,267
iHeartCommunications Inc 10.625% 03/15/23	45,000	31,163
International Game Tech - 144A 6.500% 02/15/25	200,000	198,000
Interval Acquistion Corp - 144A 5.625% 04/15/23	70,000	70,175
Inventiv Health Inc - 144A 9.000% 01/15/18	105,000	108,413
(1)Inventiv Health Inc - 144A 12.000% 08/15/18	58,359	58,943
Inventiv Health Inc - 144A 10.000% 08/15/18	15,000	14,869
Inventiv Health Inc - 144A 10.000% 08/15/18	21,000	20,134
Isle of Capri Casinos 5.875% 03/15/21	60,000	61,800
Lear Corp 5.250% 01/15/25	65,000	67,356
LTF Merger Sub Inc - 144A 8.500% 06/15/23	90,000	87,300
*MGM Resort Intl 7.750% 03/15/22	245,000	272,869
*MGM Resorts Intl 5.250% 03/31/20	160,000	164,000
MGM Resorts Intl 6.000% 03/15/23	130,000	134,550
Neiman Marcus - 144A 8.000% 10/15/21	40,000	34,400
(1)Neiman Marcus - 144A 8.750% 10/15/21	80,000	61,650
McGraw-Hill Global ED 9.750% 04/01/21	50,000	54,250
Midcontinent Comm & Fin - 144A 6.875% 08/15/23	70,000	72,450
Nexstar Broadcasting, Inc 6.875% 11/15/20	110,000	114,125
Nexstar Broadcasting, Inc - 144A 6.125% 02/15/22	15,000	14,888
Nexeo Solutions LLC/Corp 8.375% 03/01/18	65,000	64,919
Nielsen Finance LLC - 144A 5.000% 04/15/22	135,000	138,375
Omega US Sub LLC - 144A 8.750% 07/15/23	75,000	72,000
BC/New Red Finance Inc - 144A 6.000% 04/01/22	100,000	104,000
Party City Holdings Inc - 144A 6.125% 08/15/23	50,000	51,125
JC Penney Corp 6.375% 10/15/36	90,000	74,025
Quebecor Media 5.750% 01/15/23	155,000	159,650
RHP Hotel PPTY 5.000% 04/15/21	130,000	133,250
RSI Home Products Inc - 144A 6.500% 03/15/23	100,000	104,250
Radio Systems Corp - 144A 8.375% 11/01/19	115,000	119,600
Regal Entertainment Grp 5.750% 03/15/22	65,000	67,275
Sabre GLBL Inc - 144A 5.375% 04/15/23	65,000	66,706
Sabre GLBL Inc - 144A 5.250% 11/15/23	35,000	35,609
Sally Holdings 5.750% 06/01/22	30,000	31,387
Sally Holdings/Sallys Cap 5.625% 12/01/25	30,000	31,950
*Serta Simmons Hldgs LLC - 144A 8.125% 10/01/20	235,000	243,815
Service Corp Intl 7.500% 04/01/27	155,000	178,250
Service Corp Intl 5.375% 05/15/24	15,000	15,863
Sirius XM Radio INC - 144A 5.750% 08/01/21	65,000	68,006
Sirius XM Radio INC - 144A 6.000% 07/15/24	40,000	42,100
Sirius XM Radio INC - 144A 5.375% 04/15/25	120,000	122,100
Tempur Pedic Internation 6.875% 12/15/20	55,000	58,025
Tempur Pedic Internation - 144A 5.625% 10/15/23	60,000	61,725
Time Inc - 144A 5.750% 04/15/22	80,000	70,975
(4)(5)Uncle Acquistion 2010 8.625% 02/15/19	120,000	23,100
Videotron Ltd - 144A 5.375% 06/15/24	35,000	36,313
Vista Outdoor Inc - 144A 5.875% 10/01/23	65,000	68,088
Wynn Las Vegas LLC/Corp - 144A 5.500% 03/01/25	150,000	141,375
ZF NA Capital - 144A 4.750% 04/29/25	180,000	179,100
Zayo Group LLC/Zayo Cap - 144A 6.375% 05/15/25	50,000	48,875
Zayo Group LLC/Zayo Cap - 144A 6.000% 04/01/23	85,000	84,840
		8,397,380
Consumer Staples (4.0%)
Bumble Bee Acquisition - 144A 9.000% 12/15/17	118,000	118,295
Central Garden & Pet Co. 6.125% 11/15/23	40,000	41,600
HRG Group Inc 7.750% 01/15/22	15,000	14,887
Post Holdings Inc 7.375% 02/15/22	135,000	142,762
Post Holdings Inc - 144A 6.750% 12/01/21	10,000	10,538
Post Holdings Inc - 144A 6.000% 12/15/22	15,000	15,450
Post Holdings Inc - 144A 7.750% 03/15/24	75,000	82,313
Post Holdings Inc - 144A 8.000% 07/15/25	45,000	49,950
Reynolds GRP ISS/Reynold 9.875% 08/15/19	120,000	124,275
*Reynolds GRP ISS/Reynold 9.000% 04/15/19	200,000	202,500
Reynolds Group 5.750% 10/15/20	145,000	148,806
Rite Aid Corp - 144A 6.125% 04/01/23	110,000	116,600
Spectrum Brands Inc 6.625% 11/15/22	25,000	27,031
Spectrum Brands Inc 5.750% 07/15/25	30,000	31,875
Treehouse Foods Inc - 144A 6.000% 02/15/24	30,000	31,800
		1,158,682
Energy (7.2%)
Alberta Energy Co LTD 8.125% 09/15/30	15,000	13,613
Alberta Energy Co LTD 7.375% 11/01/31	5,000	4,406
American Energy/AEPB - 144A 8.000% 06/15/20	45,000	36,900
Antero Resources Finance 6.000% 12/01/20	10,000	9,500
Antero Resources Corp 5.375% 11/01/21	40,000	37,000
Antero Resources Corp 5.125% 12/01/22	25,000	22,688
Atwood Oceanics Inc 6.500% 02/01/20	75,000	35,625
Blue Racer Mid LLC/Finan - 144A 6.125% 11/15/22	80,000	66,600
Breitburn Energy Partner 8.625% 10/15/20	60,000	6,000
Breitburn Energy Partner 7.875% 04/15/22	20,000	2,000
California Resources Crp - 144A 8.000% 12/15/22	68,000	26,180
Carrizo Oil & Gas Inc 6.250% 04/15/23	20,000	17,625
(2)Chesapeake Energy Corp 3.872% 04/15/19	45,000	17,438
Chesapeake Energy Corp - 144A 8.000% 12/15/22	87,000	42,630
Chesapeake Midstream PT 6.125% 07/15/22	65,000	60,357
CSI Compressco LP/Compre 7.250% 08/15/22	20,000	13,950
Comstock Resources Inc - 144A 10.000% 03/15/20	80,000	39,400
Concho Resources Inc 5.500% 04/01/23	25,000	24,500
Continental Resources 5.000% 09/15/22	50,000	43,094
Crestwood Midstream Part 6.125% 03/01/22	10,000	7,500
Crestwood Midstream Partners - 144A 6.250% 04/01/23	35,000	25,900
Denbury Resources Inc - 144A 5.500% 05/01/22	100,000	45,000
Denbury Resources Inc 4.625% 07/15/23	65,000	27,138
EP Ener/Everest Acq Fin 7.750% 09/01/22	60,000	27,900
EV Energy Partners 8.000% 04/15/19	90,000	22,500
Encana Corp 6.625% 08/15/37	25,000	21,077
#Enlink Midstream Partner 4.400% 04/01/24	20,000	16,062
Halcon Resources Corp - 144A 8.625% 02/01/20	20,000	14,200
Halcon Resources Corp - 144A 13.000% 02/15/22	109,000	32,428
Hiland Part Lp/Corp - 144A 7.250% 10/01/20	60,000	62,250
Laredo Petroleum Inc 5.625% 01/15/22	35,000	29,225
Legacy Reserves/Finance 8.000% 12/01/20	70,000	13,475
Legacy Reserves/Finance 6.625% 12/01/21	40,000	7,600
Meg Energy Corp - 144A 6.375% 01/30/23	75,000	44,250
Meg Energy Corp - 144A 7.000% 03/31/24	120,000	70,800
MPLX LP - 144A 5.500% 02/15/23	75,000	72,604
MPLX LP - 144A 4.875% 12/01/24	30,000	27,697
MPLX LP - 144A 4.875% 06/01/25	120,000	109,420
Newfield Exploration Co 5.750% 01/30/22	35,000	34,114
Oasis Petroleum Inc 6.875% 01/15/23	40,000	29,500
Oasis Petroleum Inc - 144A 6.875% 03/15/22	80,000	59,200
Encana Corp 7.200% 11/01/31	15,000	13,144
RSP Permian Inc 6.625% 10/01/22	25,000	24,625
Range Resources Corp - 144A 4.875% 05/15/25	55,000	48,125
Regency Energy Partners 5.500% 04/15/23	50,000	44,571
Regency Energy Partners 5.875% 03/01/22	20,000	19,430
Regency Energy Partners 5.000% 10/01/22	30,000	28,193
Rentech NIT Part/Finance - 144A 6.500% 04/15/21	30,000	29,550
SM Energy Co 6.500% 01/01/23	15,000	10,575
SM Energy Co 6.125% 11/15/22	20,000	14,580
SM Energy Co 5.625% 06/01/25	30,000	20,841
Sanchez Energy Corp 7.750% 06/15/21	10,000	5,875
Sanchez Energy Corp 6.125% 01/15/23	50,000	27,000
Targa Resources Partners 5.250% 05/01/23	10,000	9,225
Targa Resources Partners - 144A 4.125% 11/15/19	20,000	18,888
Targa Resources Partners - 144A 6.750% 03/15/24	55,000	54,037
Tesoro Corp 5.875% 10/01/20	77,000	76,326
Tesoro Corp 6.125% 10/15/21	30,000	30,000
Tesoro Logistics LP/CORP - 144A 6.250% 10/15/22	25,000	24,750
Trinidad Drilling Ltd - 144A 7.875% 01/15/19	80,000	61,100
Ultra Petroleum Corp - 144A 6.125% 10/01/24	45,000	3,375
Vanguard Nat Res/VNR Fin 7.875% 04/01/20	45,000	6,412
Whiting Petroleum Corp - 144A 1.250% 04/01/20	35,000	20,366
Whiting Petroleum Corp 5.750% 03/15/21	100,000	81,938
Whiting Petroleum Corp 6.250% 04/01/23	50,000	41,344
WPX Energy Inc 5.250% 09/15/24	25,000	17,375
WPX Energy Inc 8.250% 08/01/23	90,000	69,750
		2,120,741
Financials (6.3%)
Ally Financial Inc 5.125% 09/30/24	25,000	25,562
Ally Financial Inc 4.625% 03/30/25	135,000	133,144
Ally Financial Inc 4.625% 05/19/22	45,000	45,225
Ally Financial Inc 5.750% 11/20/25	40,000	39,100
Argos Merger Sub Inc - 144A 7.125% 03/15/23	175,000	186,025
Avaya Inc - 144A 7.000% 04/01/19	115,000	77,625
(2)(3)Bank of America Corp 8.000%	170,000	166,387
Cit Group Inc - 144A 5.500% 02/15/19	120,000	124,140
Cit Group Inc 3.875% 02/19/19	90,000	89,775
Communications Sales & L - 144A 8.250% 10/15/23	105,000	97,125
Corrections Corp of America 4.625% 05/01/23	113,000	114,130
Corrections Corp of America 5.000% 10/15/22	25,000	26,062
Equinix Inc 5.875% 01/15/26	35,000	36,908
Geo Group Inc 6.625% 02/15/21	65,000	67,275
Geo Group Inc 5.875% 01/15/22	75,000	75,938
Infinity Acq LLC/FI Corp - 144A 7.250% 08/01/22	60,000	51,600
Intl Lease Fin Corp 6.250% 05/15/19	55,000	58,644
*Intl Lease Fin Corp 5.875% 04/01/19	255,000	269,344
Intl Lease Fin Corp 4.625% 04/15/21	10,000	10,250
James Hardie Intl Fin - 144A 5.875% 02/15/23	20,000	20,200
Nielsen Co Lux Sarl - 144A 5.500% 10/01/21	20,000	20,800
Realogy Group/CO Issuer - 144A 5.250% 12/01/21	15,000	15,488
WMG Acquisition Corp - 144A 6.000% 01/15/21	71,000	72,598
WMG Acquisition Corp - 144A 5.625% 04/15/22	15,000	15,225
		1,838,570
Health Care (10.9%)
Alere Inc 6.500% 06/15/20	25,000	25,475
Alere Inc - 144A 6.375% 07/01/23	30,000	31,500
DJO Finco Inc/DJO Finance - 144A 8.125% 06/15/21	155,000	137,175
Davita Inc 5.000% 05/01/25	70,000	69,300
HCA Inc 5.250% 04/15/25	50,000	51,500
HCA Inc 5.375% 02/01/25	225,000	227,461
HCA Inc 5.875% 02/15/26	140,000	144,200
HCA Inc 5.250% 06/15/26	50,000	51,250
*HCA Inc 7.500% 02/15/22	455,000	515,288
HCA Holdings Inc 6.250% 02/15/21	20,000	21,500
Healthsouth Corp 5.750% 11/01/24	45,000	45,585
Healthsouth Corp 5.750% 09/15/25	30,000	30,315
Hill Rom Holding Inc - 144A 5.750% 09/01/23	35,000	36,225
Hologic Inc - 144A 5.250% 07/15/22	80,000	83,400
Kindred Healthcare Inc 8.000% 01/15/20	30,000	29,775
Kindred Healthcare Inc 8.750% 01/15/23	60,000	57,450
Kinetics Concept/KCI USA 10.500% 11/01/18	155,000	155,388
Kinetics Concept/KCI USA - 144A 7.875% 02/15/21	30,000	31,725
Mallinckrodt Fin/SB - 144A 4.875% 04/15/20	25,000	23,425
Mallinckrodt Fin/SB - 144A 5.500% 04/15/25	45,000	39,712
Mallinckrodt Fin/SB - 144A 5.625% 10/15/23	30,000	27,225
Tenet Healthcare Corp 6.000% 10/01/20	30,000	31,950
Tenet Healthcare Corp 8.000% 08/01/20	130,000	133,738
Tenet Healthcare Corp 4.750% 06/01/20	15,000	15,375
Tenet Healthcare Corp 4.500% 04/01/21	40,000	40,200
Tenet Healthcare Corp 8.125% 04/01/22	275,000	282,906
Tenet Healthcare Corp 6.750% 06/15/23	85,000	81,387
21st Century Oncology - 144A 11.000% 05/01/23	65,000	55,331
VRX Escrow Corp - 144A 5.875% 05/15/23	210,000	164,588
VRX Escrow Corp - 144A 6.125% 04/15/25	140,000	107,800
Valeant Pharmaceuticals - 144A 7.000% 10/01/20	25,000	21,000
Valeant Pharmaceuticals - 144A 6.750% 08/15/21	90,000	73,350
Valeant Pharmaceuticals - 144A 7.250% 07/15/22	150,000	120,000
Valeant Pharmaceuticals - 144A 7.500% 07/15/21	295,000	245,770
		3,208,269
Industrials (10.8%)
Acco Brands Corp 6.750% 04/30/20	115,000	121,612
ADT Corp 3.500% 07/15/22	105,000	90,825
AECOM - 144A 5.750% 10/15/22	20,000	20,750
AECOM - 144A 5.875% 10/15/24	30,000	30,900
Air Medical Merger Sub - 144A 6.375% 05/15/23	70,000	65,625
Aircastle Ltd 5.125% 03/15/21	10,000	10,412
Aircastle Ltd 5.000% 04/01/23	75,000	75,375
Allegion Plc 5.875% 09/15/23	15,000	15,788
Ashtead Capital Inc - 144A 6.500% 07/15/22	40,000	42,500
Associated Materials Inc 9.125% 11/01/17	45,000	33,975
Avis Budget Car Rental 5.500% 04/01/23	110,000	106,700
Avis Budget Car/ Finance - 144A 6.375% 04/01/24	25,000	25,029
Belden Inc - 144A 5.500% 09/01/22	105,000	105,525
Bombardier Inc - 144A 7.750% 03/15/20	45,000	38,700
Bombardier Inc - 144A 7.500% 03/15/25	90,000	68,400
CNH Industrial Capital 4.375% 11/06/20	65,000	63,862
CNH Industrial Capital 4.875% 04/01/21	70,000	69,737
Clean Harbors Inc 5.250% 08/01/20	80,000	81,992
Clean Harbors Inc - 144A 5.125% 06/01/21	25,000	25,281
Energizer Holdings Inc - 144A 5.500% 06/15/25	85,000	85,425
FGI Operating Co LLC 7.875% 05/01/20	110,000	66,000
Aerojet Rocketdyne Holdings Inc 7.125% 03/15/21	135,000	140,062
General Cable Corp 5.750% 10/01/22	95,000	75,050
Great Lakes Dredge & Dock 7.375% 02/01/19	115,000	108,962
H&E Equipment Services 7.000% 09/01/22	90,000	91,350
Hillman Group Inc - 144A 6.375% 07/15/22	75,000	62,625
Hertz Corp 7.375% 01/15/21	85,000	86,700
Hertz Corp 6.250% 10/15/22	100,000	100,000
Hertz Corp 5.875% 10/15/20	70,000	70,812
Iron Mountain Inc 6.000% 08/15/23	75,000	78,750
(1)JCH Parent Inc - 144A 11.250% 03/15/19	46,507	23,719
Jack Cooper Holdings Corp - 144A 10.250% 06/01/20	120,000	84,600
Klx Inc - 144A 5.875% 12/01/22	85,000	84,575
Kratos Defense & Sec 7.000% 05/15/19	75,000	59,625
Manitowoc Foodservice - 144A 9.500% 02/15/24	25,000	27,250
Orbital ATK Inc 5.250% 10/01/21	55,000	57,062
Oshkosh Corp 5.375% 03/01/22	45,000	45,787
Oshkosh Corp 5.375% 03/01/25	20,000	20,150
Renaissance Acquisition - 144A 6.875% 08/15/21	35,000	28,612
Sensata Technologies - 144A 4.875% 10/15/23	50,000	50,250
Sensata Technologies BV - 144A 5.000% 10/01/25	15,000	15,112
Terex Corp 6.500% 04/01/20	65,000	62,725
Terex Corp 6.000% 05/15/21	140,000	135,450
Transdigm Inc 6.500% 05/15/25	85,000	83,087
Triumph Group Inc 4.875% 04/01/21	80,000	72,592
United Rentals North Am 6.125% 06/15/23	70,000	72,275
UR Financing Escrow Corp 7.625% 04/15/22	85,000	90,525
XPO Logistics Inc - 144A 6.500% 06/15/22	90,000	87,412
		3,159,532
Information Technology (10.1%)
ACI Worldwide Inc - 144A 6.375% 08/15/20	55,000	56,444
Amkor Technologies Inc 6.625% 06/01/21	70,000	66,500
Amkor Technologies Inc 6.375% 10/01/22	120,000	114,600
Anixter Inc - 144A 5.500% 03/01/23	80,000	81,000
(4)(5)Aspect Software Inc 10.625% 05/15/17	75,000	26,250
Blackboard Inc - 144A 7.750% 11/15/19	30,000	24,150
Cogent Comm Finance Inc 5.625% 04/15/21	90,000	87,075
Cogent Communications GR - 144A 5.375% 03/01/22	65,000	63,862
Commscope Inc - 144A 5.500% 06/15/24	25,000	25,250
Commscope Tech Finance - 144A 6.000% 06/15/25	90,000	126,172
Entegris Inc - 144A 6.000% 04/01/22	100,000	101,500
Equinix Inc 5.375% 01/01/22	20,000	20,825
Equinix Inc 5.750% 01/01/25	10,000	10,500
First Data Corp - 144A 6.750% 11/01/20	54,000	56,781
First Data Corp - 144A 5.375% 08/15/23	95,000	97,375
First Data Corp - 144A 7.000% 12/01/23	95,000	95,950
First Data Corporation-144A 5.750% 01/15/24	435,000	434,957
Infor US Inc 6.500% 05/15/22	195,000	177,450
(1)Infor Software Parent 7.125% 05/01/21	105,000	78,488
Italics Merger Sub - 144A 7.125% 07/15/23	95,000	91,675
MagnaChip Semiconductor 6.625% 07/15/21	95,000	68,400
Micron Technology Inc - 144A 5.500% 02/01/25	50,000	40,531
Micron Technology Inc - 144A 5.250% 01/15/24	105,000	84,525
Microsemi Corp - 144A 9.125% 04/15/23	75,000	82,313
Plantronics Inc - 144A 5.500% 05/31/23	65,000	63,863
Project Homestake Merger - 144A 8.875% 03/01/23	105,000	104,475
Sabine Pass Liquefaction 6.250% 03/15/22	100,000	97,875
Sabine Pass Liquefaction 5.750% 05/15/24	100,000	95,500
Sinclair Television Group 6.125% 10/01/22	105,000	110,381
Sinclair Television Group - 144A 5.625% 08/01/24	20,000	20,100
#Western Digital Corp - 144A 7.375% 04/01/23	65,000	66,300
#Western Digital Corp - 144A 10.500% 04/01/24	150,000	150,094
Zebra Technologies Corp - 144A 7.250% 10/15/22	140,000	151,900
		2,973,061
Materials (5.3%)
GCP Applied Technologies - 144A 9.500% 02/01/23	40,000	43,400
*Ardagh Packaging Fin - 144A 9.125% 10/15/20	200,000	207,000
(2)Ardagh Packaging Fin - 144A 3.633% 12/15/19	200,000	197,000
Ashland Inc 4.750% 08/15/22	190,000	192,850
Berry Plastics Corp 5.125% 07/15/23	10,000	10,075
Berry Plastics escrow - 144A 6.000% 10/15/22	20,000	20,963
Chemours Co - 144A 6.625% 05/15/23	70,000	57,050
Chemours Co - 144A 7.000% 05/15/25	20,000	16,000
WR Grace & Co-Conn - 144A 5.625% 10/01/24	10,000	10,425
Hexion US Finance Corp 6.625% 04/15/20	250,000	207,500
Hexion US Fin/Nova Scoti 8.875% 02/01/18	85,000	58,225
Huntsman International LLC 4.875% 11/15/20	95,000	94,050
Huntsman International LLC - 144A 5.125% 11/15/22	70,000	67,900
Ineos Group Holdings SA - 144A 5.875% 02/15/19	200,000	201,500
LSB Industries 7.750% 08/01/19	105,000	96,338
(4)(5)Noranda Aluminium Acquisition 11.000% 06/01/19	40,000	400
Rain CII Carbon LLC - 144A 8.000% 12/01/18	35,000	29,050
(4)(5)Reichhold Industries Inc - 144A 9.000% 05/08/17	103,629	0
Scotts Miracle Gro Co - 144A 6.000% 10/15/23	40,000	42,200
		1,551,926
Telecommunication Services (11.3%)
Centurylink Inc 5.800% 03/15/22	60,000	57,726
Centurylink Inc 6.750% 12/01/23	105,000	102,112
Everest Acq LLC 9.375% 05/01/20	180,000	90,787
Frontier Communications 6.250% 09/15/21	15,000	13,866
Frontier Communications 6.875% 01/15/25	40,000	33,775
Frontier Communications - 144A 10.500% 09/15/22	70,000	71,750
Frontier Communications - 144A 11.000% 09/15/25	190,000	190,950
GCI Inc 6.750% 06/01/21	60,000	61,200
Intelsat Luxembourg Holdings 7.750% 06/01/21	105,000	31,237
*Intelsat Jackson Holdings 7.250% 10/15/20	375,000	241,875
Intelsat Jackson Holdings 7.250% 04/01/19	45,000	33,188
Intelsat Jackson Holdings 7.500% 04/01/21	35,000	22,225
Intelsat Jackson Holdings 6.625% 12/15/22	50,000	26,750
Intelsat Jackson Holdings 5.500% 08/01/23	115,000	69,288
Intelsat Jackson Holdings - 144A 8.000% 02/15/24	35,000	36,050
Level 3 Financing Inc 5.125% 05/01/23	20,000	20,225
Level 3 Financing Inc 5.375% 05/01/25	45,000	45,563
Level 3 Financing Inc - 144A 5.375% 01/15/24	35,000	35,438
Level 3 Communications 5.750% 12/01/22	55,000	56,788
Neptune Finco Corp - 144A 10.875% 10/15/25	200,000	217,400
Qwest Capital Funding 7.750% 02/15/31	60,000	50,100
Sprint Capital Corp 6.875% 11/15/28	30,000	21,900
Sprint Capital Corp 8.750% 03/15/32	385,000	301,262
Sprint Capital Corp - 144A 9.000% 11/15/18	55,000	57,612
Sprint Corp 7.250% 09/15/21	55,000	42,006
*Sprint Corp 7.875% 09/15/23	595,000	455,050
Sprint Corp 7.625% 02/15/25	50,000	37,125
T-Mobile USA Inc 6.633% 04/28/21	90,000	94,050
T-Mobile USA Inc 6.731% 04/28/22	190,000	198,512
T-Mobile USA Inc 6.500% 01/15/26	65,000	67,519
US Cellular Corp 6.700% 12/15/33	60,000	54,000
Wind Acquisition Fin SA - 144A 7.375% 04/23/21	200,000	181,000
*Windstream Corp 7.750% 10/01/21	270,000	220,219
Windstream Corp 7.500% 04/01/23	15,000	11,213
Windstrem Services LLC 7.500% 06/01/22	40,000	30,700
Windstream Services LLC 6.375% 08/01/23	40,000	29,300
		3,309,761
Utilities (1.0%)
AES Corp 7.375% 07/01/21	50,000	56,000
AES Corp 4.875% 05/15/23	35,000	33,687
Dynegy Inc 7.375% 11/01/22	70,000	64,750
Dynegy Inc 7.625% 11/01/24	35,000	31,762
NRG Energy Inc 8.250% 09/01/20	35,000	35,262
NRG Energy Inc 7.875% 05/15/21	30,000	29,887
NRG Energy Inc 6.250% 07/15/22	40,000	37,200
		288,548

TOTAL CORPORATE BONDS (COST: $30,811,635)		$28,006,470

TERM LOANS (0.6%)

Materials (0.6%)
^(1)Reichhold Holdings International (Senior Secured Note) 15.000% 03/31/17	48,234	48,234
^(1)Reichhold Holdings International (Senior Secured Note) 12.000% 03/31/17	90,216	90,216
^Reichhold LLC 12.000% 03/31/17	35,000	35,000
		173,450

TOTAL LOANS (COST: $171,977)		$173,450

PRIVATE EQUITY (0.3%)

Materials (0.3%)	Shares
^(4)Reichhold Cayman (COST: $120,561)	162	$96,228

SHORT-TERM SECURITIES (2.0%)	Shares
(2)Wells Fargo Advantage Cash Investment Money Market Fund 0.358% (COST: $591,764)	591,764	$591,764

TOTAL INVESTMENTS IN SECURITIES (COST: $31,695,937) (98.5%)		$28,867,912
OTHER ASSETS LESS LIABILITIES (1.5%)		440,564

NET ASSETS (100.0%)		$29,308,476

(1) Interest or dividend is paid-in-kind, when applicable.
(2) Variable rate security. The rates for these securities are as of March 31, 2016.
(3) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(4) Non-income producing security.
(5) Issue is in default.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A Securities amounts to $11,735,612, representing 40.0% of net assets as of March 31, 2016.

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# When-issued purchase as of March 31, 2016.
^ Illiquid security. Total market value of illiquid securities amount to $269,678. Representing 0.9% of new assets as of March 31, 2016

WILLISTON BASIN /MID-NORTH AMERICA STOCK FUND
Schedule of Investments March 31, 2016 (unaudited)
		Fair
	Shares	Value
COMMON STOCKS (94.5%)

Energy (84.5%)
Archrock Inc	1,165,000	$9,320,000
Baker Hughes Inc	265,000	11,614,950
*C&J Energy Services Ltd	700,000	987,000
*Cameron International Corp	180,000	12,069,000
*Carrizo Oil & Gas Inc	300,000	9,276,000
Cimarex Energy Co.	105,000	10,213,350
*Concho Resources Inc	150,000	15,156,000
*Continental Resources Inc	380,000	11,536,800
*Diamondback Energy	280,000	21,610,400
Enbridge Inc	310,000	12,062,100
*Exterran Corp	575,000	8,889,500
Exxon Mobil Corp	280,000	23,405,200
*FMC Technologies Inc	795,000	21,751,200
*Forum Energy Technologies Inc	640,000	8,448,000
Halliburton Company	400,000	14,288,000
Helmerich & Payne Inc	120,000	7,046,400
Kinder Morgan Inc	1,505,000	26,879,300
*Memorial Resource Development	930,000	9,467,400
National Oilwell Varco Inc	380,000	11,818,000
*Oil States Intl Inc	525,000	16,548,000
*PDC Energy Inc	245,000	14,565,250
*Parsley Energy Inc	675,000	15,255,000
Patterson-Uti Energy Inc	430,000	7,576,600
Phillips 66	215,000	18,616,850
Pioneer Natural Resources	93,000	13,088,820
*Sanchez Energy Corp	800,000	4,392,000
Schlumberger Ltd	430,000	31,712,500
Semgroup Corp	115,000	2,576,000
Spectra Energy Corp	650,000	19,890,000
Superior Energy Services	1,310,000	17,540,900
*Synergy Resources Corp	1,090,000	8,469,300
Tesoro Corp	165,000	14,191,650
TransCanada Corp	190,000	7,468,900
US Silica Holdings Inc	670,000	15,222,400
Valero Energy Corp	200,000	12,828,000
		465,780,770
Industrials (2.8%)
Canadian Pacific Railway LTD	85,000	11,278,650
Union Pacific Corp	55,000	4,375,250
		15,653,900
Materials (4.1%)
Lyondellbasell Indu Class A	160,000	13,692,800
Westlake Chemical Corp	195,000	9,028,500
		22,721,300
Utilities (3.1%)
MDU Resources Group Inc	470,000	9,146,200
OGE Energy Corp	280,000	8,016,400
		17,162,600

TOTAL COMMON STOCKS (COST: $621,358,960)		$521,318,570

SHORT-TERM SECURITIES (6.3%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.358% (COST: $34,878,250)	34,878,250	$34,878,250

TOTAL INVESTMENTS IN SECURITIES (COST: $656,237,210) (100.8%)		$556,196,820
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)		(4,613,710)

NET ASSETS (100.0%)		$551,583,110

*Non-income producing
^Variable rate security; rate shown represents rate as of March 31, 2016

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments March 31, 2016 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (96.7%)

Consumer Discretionary (15.5%)
CBS Corp - Class A	12,000	$661,080
Walt Disney Company	22,400	2,224,544
Lowe's Companies Inc	9,000	681,750
*O'Reilly Automotive Inc	1,400	383,124
Starbucks Corp	16,000	955,200
*Under Armour Inc	6,500	551,395
		5,457,093
Consumer Staples (11.0%)
CVS Corp	4,300	446,039
Coca-Cola Co/The	19,000	881,410
Kimberly-Clark Corp	6,500	874,315
PepsiCo Inc	8,500	871,080
Procter & Gamble Co/The	10,000	823,100
		3,895,944
Energy (3.6%)
Kinder Morgan Inc	28,000	500,080
Occidental Petroleum Corp	6,000	410,580
Spectra Energy Corp	12,000	367,200
		1,277,860
Financials (15.1%)
BlackRock Inc	3,000	1,021,710
JP Morgan Chase & Co	18,000	1,065,960
MetLife Inc	25,500	1,120,470
US Bancorp	20,000	811,800
Wells Fargo & Company	27,000	1,305,720
		5,325,660
Health Care (13.7%)
Becton Dickinson & Co	5,800	880,556
*HCA Holdings Inc	7,000	546,350
Johnson & Johnson	7,000	757,400
Pfizer Inc	36,000	1,067,040
St Jude Medical Inc	10,500	577,500
Thermo Fisher Scientific Inc	7,000	991,130
		4,819,976
Industrials (7.3%)
General Electric Co	20,000	635,800
3M Co	3,700	616,531
Union Pacific Corp	5,000	397,750
Waste Management	6,000	354,000
Ingersoll-Rand	9,000	558,090
		2,562,171
Information Technology (12.7%)
*Alphabet Inc - Class A	1,300	991,770
Apple Inc	7,000	762,930
HP Inc	74,000	911,680
International Business Machines	4,500	681,525
Qualcomm Inc	12,000	613,680
Visa Inc	6,500	497,120
		4,458,705
Materials (4.8%)
Dow Chemical Co/The	14,100	717,126
Lyondellbasell Indu Class A	11,500	984,170
		1,701,296
Telecommunication Services (6.3%)
AT&T Inc	31,000	1,214,270
Verizon Communications Inc	19,000	1,027,520
		2,241,790
Utilities (6.7%)
Allete Inc	13,500	756,945
Dominion Resources	5,500	413,160
Eversource Energy	8,000	466,720
Nextera Energy Inc	6,000	710,040
		2,346,865

TOTAL COMMON STOCKS (COST: $30,476,068)		$34,087,360

SHORT-TERM SECURITIES (3.6%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.358% (COST: $1,279,906)	1,279,906	$1,279,906

TOTAL INVESTMENTS IN SECURITIES (COST: $31,755,974) (100.3%)		$35,367,266
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(133,311)

NET ASSETS (100.0%)		$35,233,955

^Variable rate security; rate shown represents rate as of March 31, 2016.

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments March 31, 2016 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (96.9%)

Consumer Discretionary (4.5%)
McDonalds Corp	21,000	$2,639,280

Consumer Staples (26.8%)
Altria Group Inc	46,000	2,882,360
Coca-Cola Co/The	82,000	3,803,980
Kimberly-Clark Corp	17,000	2,286,670
PepsiCo Inc	18,500	1,895,880
Philip Morris International	14,400	1,412,784
Procter & Gamble Co/The	36,000	2,963,160
Walmart Stores Inc	7,500	513,675
		15,758,509
Energy (9.3%)
BP PLC	32,000	965,760
Chevron Corp	12,000	1,144,800
Exxon Mobil Corp	12,000	1,003,080
Spectra Energy Corp	35,000	1,071,000
TransCanada Corp	33,000	1,297,230
		5,481,870
Financials (7.9%)
Cincinnati Financial Corp	15,000	980,400
Mercury General Corp	20,000	1,110,000
Old Republic Intl Corp	47,000	859,160
Prudential Finl	9,000	649,980
Wells Fargo & Company	21,500	1,039,740
		4,639,280
Health Care (7.9%)
Johnson & Johnson	20,400	2,207,280
Merck & Co Inc	26,000	1,375,660
Pfizer Inc	37,000	1,096,680
		4,679,620
Industrials (7.9%)
Deere & Co	11,800	908,482
Emerson Electric Co	17,000	924,460
Lockheed Martin Corp	5,300	1,173,950
3M Co	4,200	699,846
Waste Management	16,500	973,500
		4,680,238
Information Technology (8.3%)
HP Inc	100,000	1,232,000
International Business Machines	11,500	1,741,675
Microsoft Corp	9,000	497,070
Qualcomm Inc	27,000	1,380,780
		4,851,525
Materials (3.5%)
Dow Chemical Co/The	25,000	1,271,500
Lyondellbasell Indu Class A	9,500	813,010
		2,084,510
Telecommunication Services (9.0%)
AT&T Inc	84,000	3,290,280
Verizon Communications Inc	37,000	2,000,960
		5,291,240
Utilities (11.8%)
CenterPoint Energy Inc	34,000	711,280
Consolidated Edison Inc	19,000	1,455,780
Dominion Resources	9,000	676,080
Duke Energy Corp	11,500	927,820
Eversource Energy	6,500	379,210
MDU Resources Group Inc	35,000	681,100
PPL Corp	31,000	1,180,170
Southern Company	18,000	931,140
		6,942,580

TOTAL COMMON STOCKS (COST: $50,933,119)		$57,048,652

SHORT-TERM SECURITIES (2.1%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.358% (COST: $1,245,470)	1,245,470	$1,245,470

TOTAL INVESTMENTS IN SECURITIES (COST: $52,178,589)(99.0%)		$58,294,122
OTHER ASSETS LESS LIABILITIES (1.0%)		607,415

NET ASSETS (100.0%)		$58,901,537

^Variable rate security; rate shown represents rate as of March 31, 2016.

NOTE: INVESTMENT IN SECURITIES (unaudited)
March 31, 2016, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund	Integrity Dividend Harvest Fund
Investments at cost	$31,695,937	$656,237,210	$31,755,974	$52,178,589
Unrealized appreciation	$477,423	$30,238,647	$4,764,770	$6,703,690
Unrealized depreciation	($3,305,448)	($130,279,037)	($1,153,478)	($588,157)
Net unrealized appreciation (depreciation)*	($2,828,025)	($100,040,390)	$3,611,292	$6,115,533

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016:

Integrity High Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$591,764	$0	$0	$591,764
Private Equities	0	0	96,228	96,228
Corporate Bonds	0	28,006,470	0	28,006,470
Term Loans	0	0	173,450	173,450
Total	$591,764	$28,006,470	$269,678	$28,867,912

Williston Basin/Mid-North America Stock Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$34,878,250	$0	$0	$34,878,250
Common Stocks	521,318,570	0	0	521,318,570
Total	$556,196,820	$0	$0	$556,196,820

Integrity Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$1,279,906	$0	$0	$1,279,906
Common Stocks	34,087,360	0	0	34,087,360
Total	$35,367,266	$0	$0	$35,367,266

Integrity Dividend Harvest Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$1,245,470	$0	$0	$1,245,470
Common Stocks	57,048,652	0	0	57,048,652
Total	$58,294,122	$0	$0	$58,294,122

Please refer to the Schedules of Investments for sector classification. There were no transfers into or out of Level 1 or Level 2 during the nine months ended March 31, 2016. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the nine months ended March 31, 2016.

The changes of the fair value of investments during the nine months ended March 31, 2016, for which the High Income Fund used Level 3 inputs to determine the fair value are as follow:

					Change in unrealized
	Balance as			Accrued	appreciation/	Balance as
Asset Class	of 12/31/15	Purchases	Maturities	Discount	(depreciation)	of 3/31/16
Term Loans	$171,287	$2,163	$0	$328	($328)	$173,450
Private Equity	$88,938	$0	$0	$0	$7,290	$96,228

	Valuation	Unobservable		Impact to Valuation
Asset Class	Technique	Inputs	Multiple	From Input Increases
Term Loans	Market Approach	EBITDA Multiple	7.3x	N/A*
Private Equity	Market Approach	EBITDA Multiple	7.3x	Increase

* A decrease in the input would result in a decrease in the fair value.

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 26, 2016

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 26, 2016